Note 7 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2021	2020
Land and land improvements	$15,588	$15,150
Buildings and improvements	48,603	47,026
Machinery and equipment	7,122	5,469
Office furniture and fixtures	8,773	8,000
Vehicles	791	677
Construction in progress	1,448	1,086
	82,325	77,408
Less accumulated depreciation and amortization	(28,987)	(26,109)
Property and equipment, net	$53,338	$51,299